UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06674

THE GREATER CHINA FUND, INC.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Joseph T. Malone
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
John Donovan, Esq.
White & Case LLP
1155 Avenue of the Americas
New York, NY 10036

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments

The Greater China Fund, Inc.
Portfolio of Investments
March 31, 2006 (Unaudited)

		Market
Shares	Description	Value

	EQUITIES - 99.0%
	CHINA - 63.5%
	Commodities - 15.3%
5,758,000	Aluminum Corp. of China Ltd. “H” (1)	$6,084,602
8,952,000	Angang New Steel Co. Ltd. “H” (1)	8,421,503
7,483,700	Bengang Steel Plates Co. Ltd. “B” (2)	3,597,260
1,652,000	Hunan Non-Ferrous Metal Corp. Ltd. “H” (3)	606,739
9,891,000	Jiangxi Copper Co. Ltd. “H”	8,795,002
3,582,000	Yanzhou Coal Mining Co. Ltd. “H”	3,092,766
22,882,000	Zijin Mining Group Co. Ltd. “H”	17,987,487

		48,585,359

	Conglomerates - 0.6%
2,368,000	Tianjin Development Holdings Ltd.	1,739,415

	Consumption - 9.9%
16,830,000	Denway Motors Ltd.	6,560,790
713,000	Golden Eagle Retail Group Ltd. (3)	356,048
1,946,000	Hengan International Group Co. Ltd.	3,084,570
5,224,000	Kingway Brewery Holdings Ltd. (1)	2,255,250
2,877,000	Parkson Retail Group Ltd. (1)	8,712,733
4,515,000	Ports Design Ltd. (1) (2)	6,632,989
627,000	Wumart Stores Inc. “H”	2,181,614
500,000	Yantai Changyu Pioneer Wine Co. Ltd. “B”	1,478,121

		31,262,115

	Electrical & Electronics - 2.7%
17,296,000	China Paradise Electronics Retail Ltd. (3)	8,469,854

	Energy - 4.5%
9,258,000	PetroChina Co. Ltd. “H”	9,663,821
8,368,000	Sinopec Shanghai Petrochemical Co. Ltd. “H”	4,690,915

		14,354,736

	Financials - 8.8%
26,137,000	China Construction Bank “H” (3)	12,209,853
12,316,000	China Life Insurance Co. Ltd. “H” (3)	15,554,012

		27,763,865

	Machinery & Engineering - 1.6%
2,558,000	Dongfang Electrical Machinery Co. Ltd. “H”	5,208,400

	Miscellaneous - 0.8%
6,447,000	Shanghai Haixin Group Co. Ltd. “B” (2)	1,147,566
5,326,000	Sinopec Yizheng Chemical Fibre Co. Ltd. “H” (1)	1,407,025

		2,554,591

	Real Estate - 14.9%
4,298,000	Agile Property Holdings Ltd.	3,572,505
2,160,000	China Merchants Property Development Co. Ltd. “B”	3,674,298
18,744,000	China Overseas Land & Investment Ltd.	12,802,206
10,624,000	China Resources Land Ltd.	7,940,772
24,586,000	Guangzhou Investment Co. Ltd. (3)	4,847,591
2,442,200	Guangzhou R&F Properties Co. Ltd. “H”	12,935,098
2,033,900	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. “B”	1,444,069

		47,216,539

	Technology - 0.1%
1,098,000	Advanced Semiconductor Manufacturing Corp. “H” (3)	226,393

	Telecommunications - 1.9%
593,000	China Mobile (Hong Kong) Ltd.	3,114,074
7,756,000	Comba Telecom Systems Holdings Ltd.	2,948,537

		6,062,611

	Transportation - 2.4%
3,284,000	China Shipping Development Co. Ltd. “H”	2,581,545
6,151,900	Chongqing Changan Automobile Co. Ltd. “B”	3,012,586
3,328,100	Dazhong Transportation Group Co. Ltd. “B” (2)	2,033,469

		7,627,600

	Total China	201,071,478

The Greater China Fund, Inc.
Portfolio of Investments
March 31, 2006 (Unaudited)

		Market
Shares	Description	Value

	HONG KONG - 29.0%
	Consumption - 2.5%
3,198,000	Glorious Sun Enterprises Ltd. (2)	$1,627,880
26,000,000	Leroi Holdings Ltd. (2) (3) (4)	577,975
9,130,000	Peace Mark Holdings Ltd.	3,853,264
5,292,000	Xinyu Hengdeli Holdings Ltd.	2,062,965

		8,122,084

	Electrical & Electronics - 3.1%
2,972,820	Kingboard Chemical Holdings Ltd.	8,983,760
1,378,000	Matsunichi Communication Holdings Ltd.	280,578
2,522,000	Topsearch International Holdings Ltd. (2)	302,256
3,660,000	Wang Sing International Holdings Group Ltd. (2)	179,230

		9,745,824

	Financials - 6.3%
823,000	Bank of East Asia Ltd.	2,974,948
406,400	Dah Sing Financial Group (1)	3,199,938
506,000	Guoco Group Ltd.	6,478,360
1,841,000	Industrial and Commercial Bank of China (Asia) Ltd.	2,657,165
736,000	Liu Chong Hing Bank Ltd.	1,579,205
324,600	Wing Lung Bank Ltd.	3,137,303

		20,026,919

	Machinery & Engineering - 0.6%
4,200,000	Yorkey Optical International Cayman Ltd. (3)	1,880,835

	Miscellaneous - 4.3%
13,464,000	China LotSynergy Holdings Ltd. (3)	3,947,318
6,970,369	Nine Dragons Paper Holdings Ltd. (3)	4,760,782
19,722,964	Pico Far East Holdings Ltd. (2)	4,905,420

		13,613,520

	Real Estate - 4.7%
2,646,000	Chinese Estates Holdings Ltd.	3,784,944
766,000	Great Eagle Holdings Ltd.	2,665,258
9,400,000	Hon Kwok Land Investment Co. Ltd. (2)	2,998,125
1,208,000	Hong Kong Land Holdings Ltd.	4,493,760
278,000	Kerry Properties Ltd. (1)	1,017,442

		14,959,529

	Technology - 5.4%
4,212,000	Fittec International Group (3)	1,574,103
4,633,000	Foxconn International Holding Ltd. (3)	8,687,043
13,976,000	Solomon Systech International Ltd.	6,753,996

		17,015,142

	Transportation - 1.1%
4,942,000	Singamas Container Holding Ltd.	3,534,617

	Utilities - 1.0%
975,000	Cheung Kong Infrastructure Holdings Ltd.	3,097,193

	Total Hong Kong	91,995,663

	TAIWAN - 4.9%
	Technology - 4.9%
183,000	High Tech Computer Corp.	5,007,210
1,683,956	Hon Hai Precision Industry Co. Ltd.	10,429,382

	Total Taiwan	15,436,592

The Greater China Fund, Inc.
Portfolio of Investments
March 31, 2006 (Unaudited)

Number		Market
of Warrants	Description	Value

	WARRANTS - 1.6%
	CHINA - 1.6%
	Consumption - 0.6%
609,357	Dashang Group, expires 01/12/09 (3)	$1,880,689

	Financials - 0.4%
1,009,527	Shanghai Pudong, expires 01/12/09 (3)	1,381,083

	Real Estate - 0.6%
2,240,000	China Vanke Co., expires 01/12/09 (3)	1,848,336

	Total Warrants	5,110,108

	Total Equities (cost $226,951,899)	313,613,841

Shares

	INVESTMENT COMPANY - 0.9%
	CHINA - 0.9%
	Other - 0.9%
420,300	iShares Asia Trust - iShares A50 China Tracker (cost $2,213,391)	2,846,288

	SHORT-TERM INVESTMENT - 1.3%
	Money Market Fund - 1.3%
3,964,492	Morgan Stanley USD Liquid Cash Reserve (cost $3,964,492)	3,964,492

	INVESTMENTS OF CASH COLLATERAL
	FROM SECURITIES LOANED - 7.9%
	Money Market Funds * - 7.9%
38,058	AIM Liquid Assets Portfolio, 4.66%	38,058
12,376	AIM Prime Portfolio, 4.64%	12,376
447	Barclays Prime Money Market Fund, 4.63%	447
4,636,052	BlackRock Cash Strategies, 4.67%	4,636,052
422	Scudder Money Market Fund, 4.64%	422
14,942,764	UBS Enhanced Yield Portfolio, 4.74% (5)	14,942,764
5,438,573	UBS Private Money Market Fund LLC, 4.67% (5)	5,438,573

	Total Money Market Funds (cost $25,068,692)	25,068,692

	Total Investments (cost $258,198,474) - 109.1% (a)	345,493,313
	Liabilities, in excess of cash and other assets - (9.1%)	(28,635,242)

	Net Assets - 100.0%	$316,858,071

NOTES TO PORTFOLIO OF INVESTMENTS
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $258,198,474; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$90,535,365
Gross unrealized depreciation	(3,240,526)

Net unrealized appreciation	$87,294,839

(1)	Security, or a portion thereof, was on loan at March 31, 2006.
(2)	Security is illiquid. These securities amounted to $24,002,170 or 7.6% of net assets.
(3)	Non-income producing security.
(4)	Security is being fair valued by a valuation committee under the direction of the Board of Directors. At March 31, 2006, the value of this security amounted to $577,975 or 0.2% of net assets.
(5)	Affiliated with the administrator of the Fund.
*	Rates shown reflect yield at March 31, 2006.
(a)	All securities for which market quotations are readily available are valued at the last sale price on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Short-term debt securities having a maturity of 60 days or less and money market funds are valued at amortized cost, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase was greater than 60 days, unless the Fund’s Board of Directors determines that such value does not represent the fair value of such securities. Securities and assets for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Industry Diversification
As a Percentage of Net Assets
As of March 31, 2006 (unaudited)

EQUITIES
Commodities	15.3%
Conglomerates	0.6
Consumption	13.0
Electrical & Electronics	5.8
Energy	4.5
Financials	15.5
Machinery & Engineering	2.2
Miscellaneous	5.1
Real Estate	20.2
Technology	10.4
Telecommunications	1.9
Transportation	3.5
Utilities	1.0

TOTAL EQUITIES	99.0
INVESTMENT COMPANY	0.9
SHORT-TERM INVESTMENT	1.3
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED	7.9

TOTAL INVESTMENTS	109.1
LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS	(9.1)

NET ASSETS	100.0%

1) Transactions with Related Entities

The Fund invests in shares of the UBS Private Money Market Fund LLC and UBS Enhanced Yield Portfolio which are funds managed by UBS Global Asset Management (Americas) Inc., the Fund’s Administrator. Amounts relating to these investments at March 31, 2006 and for the period then ended are summarized as follows:

		Sales	Interest		% of Net
Fund	Purchases	Proceeds	Income	Value	Assets

UBS Enhanced Yield Portfolio	$4,297,780	$0	$27,180	$14,942,764	4.7%
UBS Private Money Market Fund LLC	26,268,381	21,417,667	7,357	5,438,573	1.7%

2) Securities Lending

The Fund may lend up to 27.5% of its total assets to qualified broker-dealers or institutional investors. Under the terms of the securities lending agreement, the securities on loan are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to 105% of the market value of the foreign securities on loan, which are marked to market daily. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund’s lending agent is UBS Securities LLC, a wholly-owned indirect subsidiary of UBS AG. At March 31, 2006, the value of loaned securities was $23,356,044 and the related collateral outstanding was $25,068,692.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated December 31, 2005.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
There has been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the principal executive officer and the principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Greater China Fund, Inc.

By:	/s/ Ronald G.M. Watt
Ronald G.M. Watt
President

Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald G.M. Watt
Ronald G.M. Watt
President
(Principal Executive Officer)

Date:	May 26, 2006

By:	/s/ Joseph T. Malone
Joseph T. Malone
Treasurer
(Principal Financial Officer)

Date:	May 26, 2006